Inventories	12 Months Ended
Dec. 31, 2011
Inventories [Abstract]
Inventories

6. Inventories

Inventories at Lower of Cost or Market. The table below presents the components of inventories at cost (first-in, first-out or average cost), but not in excess of realizable value.

	December 31,
	2011	2010
	(in millions)
Raw materials, components and sub-assemblies	$121	$114
Work in process	143	130
Finished goods	53	59

Total	$317	$303